UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------
This Amendment (Check only one.):     [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centerbridge Partners, L.P.
           --------------------------------------------
Address:   375 Park Avenue
           --------------------------------------------
           New York, NY 10152
           --------------------------------------------

Form 13F File Number: 028-13856
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey H. Aronson
        -----------------------------------------------
Title:  Authorized Person
        -----------------------------------------------
Phone:  (212) 672-5000
        -----------------------------------------------

Signature,  Place,  and  Date  of  Signing:

      /s/ Jeffrey H. Aronson                 New York, NY              2/14/2013
---------------------------------  ---------------------------------  ----------
           [Signature]                       [City, State]               [Date]

Note: The information provided herein with respect to warrants is based on (i) the number of warrant shares beneficially owned by the Reporting Manager as of December 31, 2012 and (ii) the price of such warrants as reported by Bloomberg as of December 31, 2012.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    6
                                         --------------

Form 13F Information Table Entry Total:              34
                                         --------------

Form 13F Information Table Value Total:  $    1,280,181
                                         --------------
                                         (In Thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13862             Centerbridge Credit Advisors, L.L.C.
----  --------------------  ----------------------------------------------------
2     028-13861             Centerbridge Partners Holdings, LLC
----  --------------------  ----------------------------------------------------
3     028-13858             Jeffrey H. Aronson
----  --------------------  ----------------------------------------------------
4     028-13857             Mark T. Gallogly
----  --------------------  ----------------------------------------------------
5     028-14395             Centerbridge Special Credit Advisors, L.L.C.
----  --------------------  ----------------------------------------------------
6                           Centerbridge Advisors, LLC
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- ----------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS      SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- ----------- ---------- ------ ----
BANKUNITED INC               COM              06652K103  263,163 10,767,704 SH       DEFINED    2,3,4,6     10,767,704      0    0
CIT GROUP INC                COM NEW          125581801   89,185  2,308,100 SH       DEFINED    1,2,3,4      2,308,100      0    0
CIT GROUP INC                COM NEW          125581801  155,559  4,025,857 SH       DEFINED    1,2,3,4      4,025,857      0    0
CIT GROUP INC                COM NEW          125581801   97,105  2,513,079 SH       DEFINED    2,3,4,5      2,513,079      0    0
CIT GROUP INC                COM NEW          125581801    5,738    148,500 SH  CALL DEFINED    1,2,3,4              0      0    0
CIT GROUP INC                COM NEW          125581801    9,818    254,100 SH  CALL DEFINED    1,2,3,4              0      0    0
CIT GROUP INC                COM NEW          125581801    5,696    147,400 SH  CALL DEFINED    2,3,4,5              0      0    0
DELPHI AUTOMOTIVE PLC        SHS              G27823106  103,696  2,711,000 SH       DEFINED    1,2,3,4      2,711,000      0    0
DELPHI AUTOMOTIVE PLC        SHS              G27823106  180,838  4,727,783 SH       DEFINED    1,2,3,4      4,727,783      0    0
DELPHI AUTOMOTIVE PLC        SHS              G27823106  112,978  2,953,668 SH       DEFINED    2,3,4,5      2,953,668      0    0
GENERAL MTRS CO              COM              37045V100      448     15,549 SH       DEFINED    1,2,3,4         15,549      0    0
GENERAL MTRS CO              COM              37045V100      784     27,209 SH       DEFINED    1,2,3,4         27,209      0    0
GENERAL MTRS CO              COM              37045V100      481     16,672 SH       DEFINED    2,3,4,5         16,672      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    6,037    309,578 SH       DEFINED    1,2,3,4        309,578      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118   10,560    541,533 SH       DEFINED    1,2,3,4        541,533      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    6,473    331,941 SH       DEFINED    2,3,4,5        331,941      0    0
ISTAR FINL INC               COM              45031U101    9,030  1,108,000 SH       DEFINED    1,2,3,4      1,108,000      0    0
ISTAR FINL INC               COM              45031U101   16,070  1,971,750 SH       DEFINED    1,2,3,4      1,971,750      0    0
ISTAR FINL INC               COM              45031U101    7,139    875,939 SH       DEFINED    2,3,4,5        875,939      0    0
LYONDELLBASELL INDUSTRIES N  SHS -A-          N53745100       74      1,298 SH       DEFINED    1,2,3,4          1,298      0    0
LYONDELLBASELL INDUSTRIES N  SHS -A-          N53745100      133      2,322 SH       DEFINED    1,2,3,4          2,322      0    0
LYONDELLBASELL INDUSTRIES N  SHS -A-          N53745100       69      1,207 SH       DEFINED    2,3,4,5          1,207      0    0
PENN NATL GAMING INC         COM              707569109    2,186     44,514 SH       DEFINED    2,3,4,6         44,514      0    0
QUAD / GRAPHICS INC          COM CL A         747301109    1,421     69,673 SH       DEFINED    2,3,4,6         69,673      0    0
QUAD / GRAPHICS INC          COM CL A         747301109   12,508    613,446 SH       DEFINED    1,2,3,4        613,446      0    0
QUAD / GRAPHICS INC          COM CL A         747301109   20,739  1,017,105 SH       DEFINED    1,2,3,4      1,017,105      0    0
QUAD / GRAPHICS INC          COM CL A         747301109   11,843    580,848 SH       DEFINED    2,3,4,5        580,848      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   10,778    187,900 SH  CALL DEFINED    2,3,4                0      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401    6,499    113,300 SH  CALL DEFINED    1,2,3,4              0      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   11,145    194,300 SH  CALL DEFINED    1,2,3,4              0      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401    8,575    149,500 SH  CALL DEFINED    2,3,4,5              0      0    0
VISTEON CORP                 COM NEW          92839U206   29,587    549,737 SH       DEFINED    1,2,3,4        549,737      0    0
VISTEON CORP                 COM NEW          92839U206   51,608    958,895 SH       DEFINED    1,2,3,4        958,895      0    0
VISTEON CORP                 COM NEW          92839U206   32,218    598,630 SH       DEFINED    2,3,4,5        598,630      0    0
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